Intangible Assets	12 Months Ended
Dec. 31, 2018
Disclosure Of Intangible Assets [Abstract]
Intangible Assets
11	Intangible assets

	Domain name, trademark and Internet audio/video program transmission license RMB’million	Copyrights RMB’million	Supplier resources RMB’million	Customer relationships RMB’million	Non-compete agreement RMB’million	Others RMB’million	Total RMB’million
At January 1, 2016
Cost	-	-	-	-	-	-	-
Accumulated amortization	-	-	-	-	-	-	-
Closing Net book amount	-	-	-	-	-	-	-
Year ended December 31, 2016
Opening net book amount	-	-	-	-	-	-	-
Additions	-	-	-	-	-	-	-
Business combination (Note 24)	1,340	-	315	235	131	192	2,213
amortization charge	(55)	-	(23)	(29)	(14)	(85)	(206)
Closing net book amount	1,285	-	292	206	117	107	2,007
At December 31, 2016		-
Cost	1,340	-	315	235	131	197	2,218
Accumulated amortization	(55)	-	(23)	(29)	(14)	(90)	(211)
Net book amount	1,285	-	292	206	117	107	2,007
Year ended December 31, 2017		-
Opening net book amount	1,285	-	292	206	117	107	2,007
Additions	-	-	-	-	-	4	4
Business combination (Note 24)	-	-	16	3	1	4	24
Disposals	-	-	-	-	-	(1)	(1)
amortization charge	(116)	-	(49)	(61)	(29)	(62)	(317)
Closing net book amount	1,169	-	259	148	89	52	1,717

At December 31, 2017
Cost	1,340	-	331	238	131	81	2,121
Accumulated amortization	(171)	-	(72)	(90)	(42)	(29)	(404)
Net book amount	1,169	-	259	148	89	52	1,717
Year ended December 31, 2018
Opening net book amount	1,169	-	259	148	89	52	1,717
Additions	-	4	-	-	-	11	15
Business combination (Note 24)	-	281	4	-	3	35	323
Disposals	-	-	-	-	-	(1)	(1)
amortization charge	(116)	(13)	(51)	(62)	(29)	(20)	(291)
Closing net book amount	1,053	272	212	86	63	77	1,763
At December 31, 2018
Cost	1,340	285	335	238	134	125	2,457
Accumulated amortization	(287)	(13)	(123)	(152)	(71)	(48)	(694)
Net book amount	1,053	272	212	86	63	77	1,763

During the years ended December 31, 2016, 2017 and 2018, amortization was charged to the income statements as follows:

	Year ended December 31,
	2016	2017	2018
	RMB’million	RMB’million	RMB’million
Cost of revenues	27	60	78
Selling and marketing expenses	109	109	62
General and administrative expenses	70	148	151
	206	317	291